Tema GLP-1, Obesity & Cardiometabolic ETF
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Biotechnology - 58.5%(a)
Akero Therapeutics, Inc. (b)	34,513	$1,107,867
Alnylam Pharmaceuticals, Inc. (b)	15,395	3,896,013
Amgen, Inc.	10,598	2,997,856
Arrowhead Pharmaceuticals, Inc. (b)	66,025	1,718,631
Ascendis Pharma AS - ADR (b)	20,434	2,780,659
Bridgebio Pharma, Inc. (b)	116,034	3,143,361
Corbus Pharmaceuticals Holdings, Inc. (b)	24,525	437,035
Crinetics Pharmaceuticals, Inc. (b)	53,834	3,079,305
Cytokinetics, Inc. (b)	50,868	2,638,014
Intellia Therapeutics, Inc. (b)	88,015	1,374,794
Ionis Pharmaceuticals, Inc. (b)	52,096	1,861,390
Keros Therapeutics, Inc. (b)	28,002	1,616,835
Madrigal Pharmaceuticals, Inc. (b)	3,875	1,271,736
Mereo Biopharma Group PLC - ADR (b)	524,031	1,889,132
Mineralys Therapeutics, Inc. (b)	124,502	1,589,891
Mirum Pharmaceuticals, Inc. (b)	45,045	2,081,980
Regeneron Pharmaceuticals, Inc. (b)	2,436	1,827,536
Rocket Pharmaceuticals, Inc. (b)	97,666	1,405,414
Silence Therapeutics PLC - ADR (b)	76,769	608,010
Soleno Therapeutics, Inc. (b)	14,147	745,688
Tenaya Therapeutics, Inc. (b)	170,501	608,689
Ultragenyx Pharmaceutical, Inc. (b)	28,806	1,372,030
Vertex Pharmaceuticals, Inc. (b)	9,352	4,377,952
Verve Therapeutics, Inc. (b)	95,801	537,444
Viking Therapeutics, Inc. (b)	21,694	1,148,480
Zealand Pharma AS (b)	9,460	978,540
		47,094,282

Health Care Equipment & Supplies - 16.1%
Boston Scientific Corp. (b)	27,391	2,483,268
Dexcom, Inc. (b)	27,667	2,157,749
Edwards Lifesciences Corp. (b)	23,216	1,656,462
Inari Medical, Inc. (b)	15,878	824,386
Insulet Corp. (b)	5,776	1,540,921
Masimo Corp. (b)	11,975	2,066,167
Medtronic PLC	26,054	2,254,713
		12,983,666

Life Sciences Tools & Services - 2.3%
Gubra AS (b)	7,590	742,088
West Pharmaceutical Services, Inc.	3,401	1,107,637
		1,849,725

Pharmaceuticals - 22.7%
AstraZeneca PLC	20,583	2,779,356
Chugai Pharmaceutical Co. Ltd.	64,728	2,854,495
Edgewise Therapeutics, Inc. (b)	23,547	777,051
Eli Lilly & Co.	6,894	5,483,143
Novartis AG	9,721	1,029,204
Novo Nordisk AS	27,891	2,992,930
Rani Therapeutics Holdings, Inc. - Class A (b)	105,604	213,320
Structure Therapeutics, Inc. - ADR (b)	47,590	1,577,609
Terns Pharmaceuticals, Inc. (b)	85,544	533,795
		18,240,903
TOTAL COMMON STOCKS (Cost $78,529,764)		80,168,576

SHORT-TERM INVESTMENTS - 0.4%	Shares	Value
Money Market Funds - 0.4%
First American Treasury Obligations Fund - Class X, 4.55% (c)	312,820	312,820
TOTAL SHORT-TERM INVESTMENTS (Cost $312,820)		312,820

TOTAL INVESTMENTS - 100.0% (Cost $78,842,584)		80,481,396
Other Assets in Excess of Liabilities - 0.0% (d)		5,975
TOTAL NET ASSETS - 100.0%		$80,487,371
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
AS - Aksjeselskap
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(d)	Represents less than 0.05% of net assets.

Tema ETF Trust
Tema GLP-1, Obesity and Cardiometabolic ETF
Notes to Quarterly Schedule of Investments
November 30, 2024 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$80,168,576	$–	$–	$80,168,576
Money Market Funds	312,820	–	–	312,820
Total Investments	$80,481,396	$–	$–	$80,481,396

Refer to the Schedule of Investments for further disaggregation of investment categories.

Tema GLP-1, Obesity & Cardiometabolic ETF invested, as a percentage of net assets, in the following countries and sectors as of November 30, 2024 (Unaudited):

Allocation of Portfolio Holdings by Country as of November 30, 2024
(% of Net Assets)
United States	$61,572,269	76.5%
Denmark	7,494,217	9.3
United Kingdom	5,276,498	6.6
Japan	2,854,495	3.5
Ireland	2,254,713	2.8
Switzerland	1,029,204	1.3
Other Assets in Excess of Liabilities	5,975	0.0 (a)
	$80,487,371	100.0%

Sector Classification as of November 30, 2024
(% of Net Assets)
Health Care	$80,168,576	99.6%
Money Market Funds	312,820	0.4
Other Assets in Excess of Liabilities	5,975	0.0 (a)
	$80,487,371	100.0%

(a)	Represents less than 0.05% of net assets.